SHORT-TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 106,135
2025	106,815
2026	107,545
2027	108,306
2028	448,534
Thereafter	949,169
Total	$ 1,826,504